INCOME TAXES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

A summary of our income tax (benefit) provision and related effective tax rates follows:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Income tax (benefit) provision:
Current	$615	$499	$1,302	$1,007
Deferred	(2,458)	2,504	(59,468)	$5,050

Total	$(1,843)	$3,003	$(58,166)	$6,057

Effective tax rate	(8.9)%	19.2%	(129.3)%	19.2%

Income taxes are accounted for in accordance with authoritative guidance for accounting for income taxes under which deferred tax assets and liabilities are determined based on the difference between their financial statement basis and their tax basis, using enacted rates in effect for the year in which the differences are expected to reverse. We have favorable tax attributes, such as significant tax-deductible depreciation and amortization and U.S. federal and state net operating losses which result in minimal cash paid for income taxes.

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. At each reporting date, we consider new evidence, both negative and positive that impacts the assessment of the realization of deferred tax assets. We historically maintained a full valuation allowance against our deferred tax assets because the existing negative evidence outweighed the positive evidence such that it was not more likely than not that the deferred tax assets were realizable. Principal among the negative evidence has been the sustained history of cumulative tax losses, in part related to fluctuations in commodity costs and our high degree of financial leverage. While we reported pre-tax income in fiscal 2015, because the Company reported significant pre-tax losses in previous historical periods, we continued to maintain a full valuation allowance through the first quarter of fiscal 2016.

In the second and third quarters of fiscal 2016, we continued the trend of realizing pre-tax income that began in the first quarter of fiscal 2015 and our cumulative income in the recent past became positive. In addition, our forecasts for the remainder of fiscal 2016 and for fiscal year 2017 indicated continued pre-tax income. Additionally, we were able to refinance our debt during the second quarter on more favorable terms. The Company also considered forecasts of future taxable income and evaluated the utilization of tax attributes prior to their expiration. After considering these factors, we determined that the positive evidence outweighed the negative evidence and concluded, in the second quarter of 2016, that it was more likely than not that our deferred tax assets were realizable. As a result, we made the determination to release the full valuation allowance in fiscal 2016. Accordingly, we released $56,496 of the valuation allowance on a discrete basis during the second quarter of fiscal 2016, and during 3rd Quarter 2016, released an additional $1,678. The tax benefit associated with the remaining valuation allowance, along with a similar amount of tax expense connected to the reduction in the NOL deferred tax asset, will be released to income as profits are earned during the remainder of the year.

Presented in the table below is the activity in the valuation allowance:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Balance at Beginning of Period	$35,906	$120,232	$109,690	$126,392
Valuation allowance released	(13,922)	(6,060)	(87,706)	(12,220)

Balance at End of Period	$21,984	$114,172	$21,984	$114,172

Our effective tax rates for 3rd Quarter 2016, 3rd Quarter 2015 and for the year to date periods ended October 1, 2016 and October 3, 2015 are different from the expected federal rate of 35% in part due to the utilization of deferred tax assets and the release of valuation allowances.

Net deferred tax assets and federal income tax expense in future years can be significantly affected by changes in enacted tax laws and rates or by unexpected adverse events that could impact our conclusions regarding the ultimate realizability of deferred tax assets.

We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. As of October 1, 2016, our federal and state tax returns for fiscal 2011 through fiscal 2015 remain open under the relevant statutes.

We believe that substantially all tax positions taken and expected to be taken and reflected in the accompanying Condensed Consolidated Financial Statements are more likely than not to be sustained, based upon their technical merits, upon examination. As a result, no material amounts were recorded to reverse the impact of tax benefits as of October 1, 2016 and October 3, 2015.

10. INCOME TAXES

Income tax provision consists of the following components:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Federal income tax provision
Current	$870	$—	$—
Deferred	6,517	7,333	5,163

Net federal income tax provision	7,387	7,333	5,163
State income tax provision
Current	591	331	574
Deferred	941	725	619

Net state income tax provision	1,532	1,056	1,193

Income tax provision	$8,919	$8,389	$6,356

Actual income tax provision differs from amounts computed by applying a statutory federal income tax rate to reported income (loss). The following are reconciliations to the reported income tax provision:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Amount	Percent of Pre-tax Income	Amount	Percent of Pre-tax Income	Amount	Percent of Pre-tax Income
Income tax provision (benefit) computed at statutory rate	$16,109	35.0%	$(10,344)	35.0%	$(17,823)	35.0%
Permanent book/tax difference:
Stock-based compensation	5,501	12.0%	67	(0.2)%	486	(1.0)%
Other permanent differences	199	0.4%	205	(0.7)%	272	(0.5)%
State and local income tax	2,814	6.1%	(12,021)	40.7%	(2,908)	5.7%
Change in valuation allowance	(15,812)	(34.4)%	30,545	(103.4)%	26,251	(51.8)%
Other	108	0.2%	(63)	0.2%	78	(0.1)%

Income tax provision	$8,919	19.4%	$8,389	(28.4)%	$6,356	(12.5)%

Stock-based compensation expense creates a permanent book/tax difference because employee elections under Section 83(b) of the Internal Revenue Code establish the basis for the Company’s income tax deduction for employee compensation as of the restricted stock grant dates, whereas the Company’s recognition of compensation expense under the liability method of accounting (see Note 16) is affected by increases in restricted stock values subsequent to the grant dates.

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred income tax assets and liabilities as of January 2, 2016 follows:

	Assets	Liabilities	Total
Inventory cost capitalization and reserves	$4,789	$—	$4,789
Other reserves and accruals	4,209	(940)	3.269
Basis difference in property, plant and equipment	—	(16,794)	(16,794)
Amortization of intangible assets	—	(23,261)	(23,261)
Federal net operating loss carryforwards	76,678	—	76,678
State net operating loss carryforwards	11,153	—	11,153
Alternative minimum tax carryforward	1,502	—	1,502
State income tax credit	10,100	—	10,100
Other	307	(803)	(496)

Total deferred assets and liabilities	108,738	(41,798)	66,940
Valuation allowance	(109,690)	—	(109,690)

Net deferred tax assets and liabilities	$(952)	$(41,798)	$(42,750)

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred income tax assets and liabilities as of January 3, 2015 follows:

	Assets	Liabilities	Total
Inventory cost capitalization and reserves	$5,380	$—	$5,380
Other reserves and accruals	3,920	(1,109)	2,811
Basis difference in property, plant and equipment	—	(14,205)	(14,205)
Amortization of intangible assets	—	(17,620)	(17,620)
Federal net operating loss carryforwards	88,873	—	88,873
State net operating loss carryforwards	13,521	—	13,521
Alternative minimum tax carryforward	632	—	632
State income tax credit	10,100	—	10,100
Other	1,850	(242)	1,608

Total deferred assets and liabilities	124,276	(33,176)	91,100
Valuation allowance	(126,392)	—	(126,392)

Net deferred tax assets and liabilities	$(2,116)	$(33,176)	$(35,292)

As of January 2, 2016, the Company had net operating losses (“NOL”) carryforwards of $215,694 and $168,101 for federal and state purposes, respectively, which expire during the following years (as revised):

	Federal	State
2016 - 2020	—	10,706
2021 - 2025	—	10,675
2026 - 2030	—	20,715
2031 - 2034	215,694	126,005

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. At each reporting date, the Company considers both negative and positive evidence that impacts the assessment of the realization of deferred tax assets. Based on the Company’s evaluation of positive and negative evidence as of January 2, 2016, Management determined that a full valuation allowance should continue to be recorded against the deferred tax assets. Principal among the negative evidence was the sustained history of recent cumulative losses, in part related to fluctuations in commodity costs and a high degree of financial leverage. The amount of deferred tax assets considered realizable, however, could be increased in the near term if estimates of future taxable income during the carryforward period are increased.

The following shows the activity in the valuation allowance for deferred tax assets:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Balance at beginning of period	$126,392	$94,952	$68,701
Additions	—	31,440	26,251
Deductions	(16,702)	—	—

Balance at end of period	$109,690	$126,392	$94,952

$890 of deductions during fiscal 2015 and $895 of additions during fiscal 2014 have been recorded in OCI.

Net deferred tax assets and federal income tax expense in future years can be significantly affected by changes in enacted tax laws and rates or by unexpected adverse events that would impact management’s conclusions as to the ultimate realizability of deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. As of January 2, 2016, the Company’s federal and state tax returns for fiscal 2011 through fiscal 2014 remain open under the relevant statutes.

Management believes that substantially all tax positions taken and expected to be taken and reflected in the consolidated financial statements at January 2, 2016 and January 3, 2015 are more likely than not to be sustained, based upon the technical merits, upon examination. As a result, no material amounts were recorded to reverse the impact of tax benefits as of January 2, 2016 and January 3, 2015.